Investments in affiliates and joint ventures - Statements of Operations and Comprehensive Income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Gross profit	$ 94,382	$ 96,412
Net income and comprehensive income	49,208	37,133
Equity method investments
Schedule of Equity Method Investments [Line Items]
Revenues	59,944	24,689
Gross profit	9,833	5,148
Income before taxes	7,717	3,782
Net income and comprehensive income	$ 5,942	$ 2,780